Income taxes (Tables)	9 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and nine months ended September 30, 2023 and September 30, 2022, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Provision for income taxes	$18,011	$21,012	$41,913	$48,552